Lease Liabilities - Summary of Detailed Information About In Lease Liabilities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Current	¥ 35,667	¥ 32,973	$ 5,152
Non- current	¥ 42,005	¥ 30,258	6,068
Lease Liabilities Current [Member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Maturity	2026	2025
Current	¥ 35,667	¥ 32,973	$ 5,152
Lease Liabilities Current [Member] | Bottom of range [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Interest rate	1.30%	2.40%	1.30%
Lease Liabilities Current [Member] | Top of range [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Interest rate	6.70%	6.70%	6.70%
Lease Liabilities Noncurrent [Member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Non- current	¥ 42,005	¥ 30,258	$ 6,068
Lease Liabilities Noncurrent [Member] | Bottom of range [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Interest rate	2.70%	1.30%	2.70%
Maturity	2027	2026
Lease Liabilities Noncurrent [Member] | Top of range [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Interest rate	6.70%	6.70%	6.70%
Maturity	2045	2036